FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Measurement [Abstract]
Disclosure of classification of financial assets
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at June 30, 2023:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$356	$356
Accounts receivable and other (current and non-current)	—	479	479
Due from Brookfield Infrastructure	—	820	820
Total	$—	$1,655	$1,655

Financial liabilities
Accounts payable and other (current and non-current)	$—	$542	$542
Non-recourse borrowings (current and non-current)	—	5,057	5,057
Exchangeable and class B shares(1)	—	4,040	4,040
Financial liabilities (current and non-current)(2)	107	—	107
Loans payable to Brookfield Infrastructure	—	26	26
Total	$107	$9,665	$9,772
1.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 12, Equity.
2.Derivative instruments which are elected for hedge accounting totaling $nil are included in financial assets and $107 million are included in financial liabilities.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2022:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$445	$445
Accounts receivable and other (current and non-current)	—	441	441
Financial assets (current and non-current)(1)	97	—	97
Due from Brookfield Infrastructure	—	566	566
Total	$97	$1,452	$1,549

Financial liabilities
Accounts payable and other (current and non-current)	$—	$589	$589
Non-recourse borrowings (current and non-current)	—	4,577	4,577
Exchangeable and class B shares(2)	—	3,426	3,426
Financial liabilities(1)	72	—	72
Loans payable to Brookfield Infrastructure	—	26	26
Total	$72	$8,618	$8,690
1.Derivative instruments which are elected for hedge accounting totaling $97 million are included in financial assets and $72 million are included in financial liabilities.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 12, Equity.

Disclosure of classification of financial liabilities
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at June 30, 2023:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$356	$356
Accounts receivable and other (current and non-current)	—	479	479
Due from Brookfield Infrastructure	—	820	820
Total	$—	$1,655	$1,655

Financial liabilities
Accounts payable and other (current and non-current)	$—	$542	$542
Non-recourse borrowings (current and non-current)	—	5,057	5,057
Exchangeable and class B shares(1)	—	4,040	4,040
Financial liabilities (current and non-current)(2)	107	—	107
Loans payable to Brookfield Infrastructure	—	26	26
Total	$107	$9,665	$9,772
1.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 12, Equity.
2.Derivative instruments which are elected for hedge accounting totaling $nil are included in financial assets and $107 million are included in financial liabilities.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2022:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$445	$445
Accounts receivable and other (current and non-current)	—	441	441
Financial assets (current and non-current)(1)	97	—	97
Due from Brookfield Infrastructure	—	566	566
Total	$97	$1,452	$1,549

Financial liabilities
Accounts payable and other (current and non-current)	$—	$589	$589
Non-recourse borrowings (current and non-current)	—	4,577	4,577
Exchangeable and class B shares(2)	—	3,426	3,426
Financial liabilities(1)	72	—	72
Loans payable to Brookfield Infrastructure	—	26	26
Total	$72	$8,618	$8,690
1.Derivative instruments which are elected for hedge accounting totaling $97 million are included in financial assets and $72 million are included in financial liabilities.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 12, Equity.

Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at June 30, 2023 and December 31, 2022:

	June 30, 2023		December 31, 2022
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$356	$356	$445	$445
Accounts receivable and other	479	479	441	441
Financial assets (current and non-current)	—	—	97	97
Due from Brookfield Infrastructure	820	820	566	566
Total	$1,655	$1,655	$1,549	$1,549

Financial liabilities
Accounts payable and other (current and non-current)	$542	$542	$589	$589
Non-recourse borrowings (current and non-current)(1)	5,057	4,570	4,577	4,303
Exchangeable and class B shares(2)	4,040	4,040	3,426	3,426
Financial liabilities (current and non-current)	107	107	72	72
Loans payable to Brookfield Infrastructure	26	26	26	26
Total	$9,772	$9,285	$8,690	$8,416
1.Non-recourse borrowings are classified under level 2 of the fair value hierarchy. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity.
The following table summarizes the valuation techniques and significant inputs for our company’ financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2023	December 31, 2022
Interest rate swaps & other	Level 2(1)
Financial assets		$—	$97
Financial liabilities		107	72
1.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

Carrying and fair values of financial liabilities
The following table provides the carrying values and fair values of financial instruments as at June 30, 2023 and December 31, 2022:

	June 30, 2023		December 31, 2022
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$356	$356	$445	$445
Accounts receivable and other	479	479	441	441
Financial assets (current and non-current)	—	—	97	97
Due from Brookfield Infrastructure	820	820	566	566
Total	$1,655	$1,655	$1,549	$1,549

Financial liabilities
Accounts payable and other (current and non-current)	$542	$542	$589	$589
Non-recourse borrowings (current and non-current)(1)	5,057	4,570	4,577	4,303
Exchangeable and class B shares(2)	4,040	4,040	3,426	3,426
Financial liabilities (current and non-current)	107	107	72	72
Loans payable to Brookfield Infrastructure	26	26	26	26
Total	$9,772	$9,285	$8,690	$8,416
1.Non-recourse borrowings are classified under level 2 of the fair value hierarchy. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity.
The following table summarizes the valuation techniques and significant inputs for our company’ financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2023	December 31, 2022
Interest rate swaps & other	Level 2(1)
Financial assets		$—	$97
Financial liabilities		107	72
1.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.